Investment Objectives and Goals - Nomura ETF Trust II	Mar. 31, 2026
Nomura Diversified Income ETF
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Diversified Income ETF seeks maximum long-term total return, consistent with reasonable risk.
Nomura Limited-Term Diversified Income ETF
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Limited-Term Diversified Income ETF seeks maximum total return, consistent with reasonable risk.
Nomura Tax-Free California ETF
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free California ETF seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.